UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

May 31, 2016

1.9862233.101

T12-QTLY-0716

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 90.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 8.3%
Automobiles – 0.7%
General Motors Co.:
5.20% 4/1/45	$200,000	$194,269
6.75% 4/1/46	22,000	25,737

		220,006

Hotels, Restaurants & Leisure – 0.9%
McDonald’s Corp.:
3.70% 1/30/26	15,000	15,943
4.875% 12/9/45	12,000	13,293
6.30% 3/1/38	200,000	250,495

		279,731

Household Durables – 0.9%
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	254,363

Media – 5.8%
Comcast Corp. 4.50% 1/15/43	306,000	333,306
Discovery Communications LLC 4.875% 4/1/43	255,000	225,780
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	89,103
5.85% 5/1/17	765,000	792,899
6.20% 3/15/40	221,000	262,921

		1,704,009

TOTAL CONSUMER DISCRETIONARY		2,458,109

CONSUMER STAPLES – 5.9%
Beverages – 4.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	300,000	305,291
3.65% 2/1/26	65,000	67,548
4.70% 2/1/36	207,000	223,670
4.90% 2/1/46	165,000	183,881
Constellation Brands, Inc. 3.75% 5/1/21	425,000	439,875

		1,220,265

Food & Staples Retailing – 0.9%
CVS Health Corp.:
1.90% 7/20/18	27,000	27,254
2.80% 7/20/20	26,000	26,733
4.875% 7/20/35	150,000	170,141
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	42,000	42,045

		266,173

Food Products – 0.2%
The JM Smucker Co. 2.50% 3/15/20	47,000	47,864

Tobacco – 0.7%
Reynolds American, Inc. 4.45% 6/12/25	200,000	219,436

TOTAL CONSUMER STAPLES		1,753,738

	Principal Amount	Value

ENERGY – 14.1%
Energy Equipment & Services – 1.8%
DCP Midstream LLC 5.85% 5/21/43(a)(b)	$400,000	$272,000
Ensco PLC 5.75% 10/1/44	16,000	9,320
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	244,239

		525,559

Oil, Gas & Consumable Fuels – 12.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	48,000	50,506
Apache Corp. 4.25% 1/15/44	125,000	112,828
Canadian Natural Resources Ltd. 3.90% 2/1/25	172,000	158,762
Cenovus Energy, Inc. 5.70% 10/15/19	27,000	27,633
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	236,989
Exxon Mobil Corp. 4.114% 3/1/46	130,000	138,243
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	245,884
Kinder Morgan, Inc. 3.05% 12/1/19	300,000	298,956
Noble Energy, Inc. 5.05% 11/15/44	200,000	189,973
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	306,000	270,810
Petroleos Mexicanos:
5.50% 6/27/44	200,000	167,040
5.625% 1/23/46	165,000	140,044
6.875% 8/4/26(a)	75,000	81,495
Phillips 66 Co. 4.875% 11/15/44	170,000	176,155
Schlumberger Holdings Corp. 3.625% 12/21/22(a)	150,000	155,330
Shell International Finance BV:
3.25% 5/11/25	200,000	204,732
4.125% 5/11/35	200,000	204,194
Southwestern Energy Co. 4.95% 1/23/25	100,000	83,750
The Williams Companies., Inc. 5.75% 6/24/44	255,000	207,825
Weatherford International Ltd. 5.95% 4/15/42	221,000	140,887
Williams Partners LP 3.35% 8/15/22	425,000	366,581

		3,658,617

TOTAL ENERGY		4,184,176

FINANCIALS – 45.0%
Banks – 14.8%
Bank of America Corp.:
4.20% 8/26/24	255,000	260,391
4.25% 10/22/26	40,000	40,593
4.45% 3/3/26	29,000	29,932
5.75% 12/1/17	250,000	264,462

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Bank of America N.A. 2.05% 12/7/18	$250,000	$251,931
CIT Group, Inc. 3.875% 2/19/19	425,000	426,993
Citigroup, Inc. 4.40% 6/10/25	400,000	410,928
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	149,067
Discover Bank 3.20% 8/9/21	256,000	258,297
Fifth Third Bancorp 8.25% 3/1/38	170,000	246,279
HSBC Holdings PLC 2.95% 5/25/21	200,000	200,596
JPMorgan Chase & Co.:
4.125% 12/15/26	300,000	310,594
4.95% 6/1/45	200,000	214,411
PNC Bank N.A. 2.15% 4/29/21	300,000	300,770
Regions Bank 7.50% 5/15/18	250,000	272,760
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	98,786
6.00% 12/19/23	408,000	425,328
Wells Fargo & Co. 4.65% 11/4/44	200,000	206,755

		4,368,873

Capital Markets – 4.0%
Goldman Sachs Group, Inc.:
2.625% 4/25/21	28,000	28,086
3.75% 5/22/25	150,000	154,375
3.85% 7/8/24	255,000	265,982
Morgan Stanley:
4.875% 11/1/22	408,000	442,635
5.50% 7/28/21	260,000	292,623

		1,183,701

Consumer Finance – 5.9%
Ally Financial, Inc. 4.75% 9/10/18	408,000	419,220
Discover Financial Services 5.20% 4/27/22	391,000	422,632
Ford Motor Credit Co. LLC 5.875% 8/2/21	352,000	400,272
Hyundai Capital America 2.875% 8/9/18(a)	250,000	254,447
Synchrony Financial 3.00% 8/15/19	255,000	257,815

		1,754,386

Diversified Financial Services – 4.9%
Aon PLC 4.75% 5/15/45	161,000	166,858
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02% 6/15/26(a)	150,000	151,356
General Motors Financial Co., Inc. 3.10% 1/15/19	300,000	305,591
Janus Capital Group, Inc. 4.875% 8/1/25	43,000	45,512
Moody’s Corp. 4.50% 9/1/22	408,000	449,133

	Principal Amount	Value
S&P Global, Inc.:
3.30% 8/14/20	$145,000	$149,854
4.00% 6/15/25	162,000	172,909

		1,441,213

Insurance – 5.6%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	420,493
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	255,074
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65(a)	61,000	55,665
Pacific LifeCorp. 5.125% 1/30/43(a)	306,000	318,410
Prudential Financial, Inc. 5.375% 5/15/45(b)	34,000	34,892
Unum Group 4.00% 3/15/24	255,000	260,429
Voya Financial, Inc.:
5.50% 7/15/22	221,000	246,747
5.70% 7/15/43	64,000	72,752

		1,664,462

Real Estate Investment Trusts (REITs) – 3.9%
DDR Corp.:
3.50% 1/15/21	255,000	259,716
7.50% 4/1/17	374,000	391,612
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	256,923
Lexington Realty Trust 4.40% 6/15/24	255,000	256,493

		1,164,744

Real Estate Management & Development – 5.9%
Corporate Office Properties LP:
3.60% 5/15/23	169,000	159,607
3.70% 6/15/21	425,000	421,901
Essex Portfolio LP 5.50% 3/15/17	391,000	402,505
Liberty Property LP 4.40% 2/15/24	238,000	251,400
Mack-Cali Realty LP 4.50% 4/18/22	255,000	255,865
Ventas Realty LP 3.75% 5/1/24	255,000	260,409

		1,751,687

TOTAL FINANCIALS		13,329,066

HEALTH CARE – 4.3%
Health Care Equipment & Supplies – 0.5%
Becton Dickinson & Co. 3.734% 12/15/24	134,000	142,014

Health Care Providers & Services – 0.7%
UnitedHealth Group, Inc.:
3.75% 7/15/25	150,000	161,514
4.75% 7/15/45	52,000	59,397

		220,911

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	$84,000	$86,074
Pharmaceuticals – 2.8%
AbbVie, Inc.:
1.75% 11/6/17	250,000	250,531
3.20% 11/6/22	32,000	32,543
Actavis Funding SCS 4.55% 3/15/35	157,000	154,707
Actavis, Inc. 1.875% 10/1/17	250,000	250,399
Mylan N.V. 3.95% 6/15/26(a)	157,000	155,793

		843,973

TOTAL HEALTH CARE		1,292,972

INDUSTRIALS – 2.5%
Air Freight & Logistics – 1.0%
FedEx Corp. 3.25% 4/1/26	300,000	306,146

Trading Companies & Distributors – 1.5%
Air Lease Corp. 3.875% 4/1/21	425,000	438,583

TOTAL INDUSTRIALS		744,729

INFORMATION TECHNOLOGY – 0.5%
Technology Hardware, Storage & Peripherals – 0.5%
Hewlett Packard Enterprise Co. 4.40% 10/15/22(a)	140,000	147,995

MATERIALS – 2.3%
Chemicals – 0.8%
Monsanto Co. 4.20% 7/15/34	255,000	246,138

Metals & Mining – 1.5%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75(a)(b)	200,000	208,000
Freeport-McMoRan, Inc.:
2.30% 11/14/17	28,000	27,300
5.45% 3/15/43	255,000	192,446

		427,746

TOTAL MATERIALS		673,884

TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.:
4.50% 5/15/35	115,000	115,009
4.75% 5/15/46	62,000	61,477

	Principal Amount	Value
5.55% 8/15/41	$221,000	$241,000
Verizon Communications, Inc. 5.012% 8/21/54	250,000	258,387

		675,873

Media – 0.9%
21st Century Fox America, Inc. 6.15% 2/15/41	221,000	269,218

TOTAL TELECOMMUNICATION SERVICES		945,091

UTILITIES – 4.8%
Electric Utilities – 3.7%
Cleco Corporate Holdings LLC 3.743% 5/1/26(a)	36,000	35,927
Exelon Corp. 3.95% 6/15/25	30,000	31,469
FirstEnergy Corp. 2.75% 3/15/18	250,000	251,805
Florida Gas Transmission Co., LLC 4.35% 7/15/25(a)	150,000	144,949
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,520
Puget Energy, Inc. 3.65% 5/15/25	78,000	78,644
The Southern Co. 1.55% 7/1/18	500,000	500,434

		1,095,748

Multi-Utilities – 1.1%
DPL, Inc. 7.25% 10/15/21	306,000	319,036

TOTAL UTILITIES		1,414,784

TOTAL NONCONVERTIBLE BONDS (Cost $27,216,656)		26,944,544

U.S. Treasury Obligations – 3.4%

U.S. Treasury Bonds 3.00% 11/15/45	651,000	699,266
U.S. Treasury Notes 2.00% 8/15/25	300,000	304,230

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,002,364)		1,003,496

Municipal Securities – 1.5%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $455,153)	425,000	460,279

Quarterly Report	4

Money Market Funds – 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (c) (Cost $1,360,546)	1,360,546	$1,360,546

TOTAL INVESTMENT PORTFOLIO – 100.4% (Cost $30,034,719)		29,768,865

NET OTHER ASSETS (LIABILITIES) – (0.4%)		(133,322)

NET ASSETS – 100%		$29,635,543

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,981,367 or 6.7% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income Earned
Fidelity Cash Central Fund	$2,465

Other Information

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$26,944,544	$—	$26,944,544	$—
U.S. Treasury Obligations	1,003,496	—	1,003,496	—
Municipal Securities	460,279	—	460,279	—
Money Market Funds	1,360,546	1,360,546	—	—

Total Investments in Securities:	$29,768,865	$1,360,546	$28,408,319	$—

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $30,034,719. Net unrealized depreciation aggregated $265,854, of which $408,101 related to appreciated investment securities and $673,955 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt

5	Quarterly Report

Investments (Unaudited) – continued

securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

May 31, 2016

1.9862237.101

T13-QTLY-0716

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 75.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 7.1%
Automobiles – 1.4%
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	$400,000	$399,394
1.875% 1/11/18 (a)	302,000	303,429
2.45% 5/18/20 (a)	500,000	505,904
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	198,169
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	248,915

		1,655,811

Hotels, Restaurants & Leisure – 0.5%
McDonald’s Corp. 2.75% 12/9/20	583,000	598,554

Household Durables – 0.1%
DR Horton, Inc. 3.75% 3/1/19	72,000	73,980

Internet & Catalog Retail – 0.9%
Amazon.com, Inc. 2.60% 12/5/19	1,092,000	1,132,269

Media – 4.2%
CBS Corp. 2.30% 8/15/19	854,000	862,598
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579% 7/23/20 (a)	676,000	697,049
Comcast Corp. 5.15% 3/1/20	1,201,000	1,349,188
Cox Communications, Inc. 6.25% 6/1/18 (a)	191,000	203,828
Discovery Communications LLC 5.05% 6/1/20	147,000	160,126
Sky PLC 2.625% 9/16/19 (a)	750,000	754,450
The Walt Disney Co. 1.85% 5/30/19	223,000	226,476
Time Warner Cable, Inc. 5.85% 5/1/17	127,000	131,631
Time Warner, Inc. 2.10% 6/1/19	446,000	449,421
Viacom, Inc.:
2.20% 4/1/19	150,000	149,592
6.125% 10/5/17	150,000	157,882

		5,142,241

TOTAL CONSUMER DISCRETIONARY		8,602,855

CONSUMER STAPLES – 5.6%
Beverages – 1.5%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	114,000	113,887
2.15% 2/1/19	1,389,000	1,403,932
2.65% 2/1/21	122,000	124,152
Heineken N.V. 1.40% 10/1/17 (a)	138,000	138,263

		1,780,234

	Principal Amount	Value
Food & Staples Retailing – 0.9%
CVS Health Corp.:
2.25% 12/5/18 to 8/12/19	$381,000	$387,531
2.80% 7/20/20	253,000	260,136
Kroger Co. 2.30% 1/15/19	317,000	321,624
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	171,000	171,184

		1,140,475

Food Products – 1.2%
ConAgra Foods, Inc. 2.10% 3/15/18	59,000	59,307
General Mills, Inc. 5.70% 2/15/17	181,000	187,015
Kraft Heinz Foods Co. 1.60% 6/30/17 (a)	181,000	181,669
The JM Smucker Co.:
1.75% 3/15/18	157,000	157,628
2.50% 3/15/20	191,000	194,512
Tyson Foods, Inc. 2.65% 8/15/19	639,000	654,229

		1,434,360

Tobacco – 2.0%
BAT International Finance PLC:
1.85% 6/15/18 (a)	300,000	302,024
2.75% 6/15/20 (a)	197,000	202,629
Imperial Brands Finance PLC 2.05% 2/11/18 to 7/20/18	700,000	703,782
Philip Morris International, Inc. 1.875% 1/15/19 to 2/25/21	492,000	495,233
Reynolds American, Inc. 3.25% 6/12/20	698,000	727,328

		2,430,996

TOTAL CONSUMER STAPLES		6,786,065

ENERGY – 5.1%
Energy Equipment & Services – 0.1%
Noble Holding International Ltd.:
2.50% 3/15/17	64,000	62,240
5.00% 3/16/18	9,000	8,723

		70,963

Oil, Gas & Consumable Fuels – 5.0%
Canadian Natural Resources Ltd. 5.90% 2/1/18	132,000	137,669
Chevron Corp. 1.961% 3/3/20	852,000	854,502
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	213,000	211,624
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	59,895
3.30% 6/1/20	41,000	41,127

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
ConocoPhillips Co.:
1.50% 5/15/18	$189,000	$187,633
2.20% 5/15/20	146,000	145,443
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,302
Enterprise Products Operating LLC:
1.65% 5/7/18	203,000	202,639
2.85% 4/15/21	90,000	91,081
Exxon Mobil Corp. 2.222% 3/1/21	1,093,000	1,107,205
Kinder Morgan, Inc.:
2.00% 12/1/17	100,000	98,855
3.05% 12/1/19	168,000	167,415
Marathon Petroleum Corp. 2.70% 12/14/18	49,000	49,686
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	125,000	126,250
Petroleos Mexicanos:
3.50% 7/18/18	235,000	235,705
5.50% 2/4/19 (a)	300,000	313,350
6.375% 2/4/21 (a)	300,000	321,780
Shell International Finance BV:
2.125% 5/11/20	480,000	481,909
2.25% 11/10/20	120,000	120,953
Southwestern Energy Co. 3.30% 1/23/18	84,000	81,060
Total Capital Canada Ltd. 1.45% 1/15/18	200,000	200,507
Total Capital International S.A.:
2.125% 1/10/19	148,000	149,829
2.75% 6/19/21	464,000	475,070
TransCanada PipeLines Ltd.:
1.625% 11/9/17	129,000	128,789
1.875% 1/12/18	54,000	53,971
3.125% 1/15/19	74,000	75,649

		6,129,898

TOTAL ENERGY		6,200,861

FINANCIALS – 40.4%
Banks – 19.7%
Bank of America Corp.:
1.70% 8/25/17	136,000	136,160
2.00% 1/11/18	252,000	252,931
2.625% 10/19/20 to 4/19/21	673,000	675,938
2.65% 4/1/19	2,133,000	2,171,409
Barclays PLC:
2.75% 11/8/19	554,000	553,245
3.25% 1/12/21	703,000	708,761
CIT Group, Inc. 3.875% 2/19/19	148,000	148,694

	Principal Amount	Value
Citigroup, Inc.:
1.75% 5/1/18	$885,000	$885,159
1.85% 11/24/17	85,000	85,224
2.05% 12/7/18	191,000	191,766
2.15% 7/30/18	99,000	99,736
2.50% 7/29/19	579,000	586,602
2.65% 10/26/20	106,000	106,560
Citizens Bank N.A. 2.30% 12/3/18	250,000	251,231
Commonwealth Bank of Australia 2.30% 3/12/20	250,000	252,232
Credit Suisse AG 2.30% 5/28/19	500,000	505,349
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	500,000	504,099
Discover Bank:
2.00% 2/21/18	1,000,000	997,637
2.60% 11/13/18	516,000	519,014
Fifth Third Bancorp 2.875% 7/27/20	153,000	155,555
First Horizon National Corp. 3.50% 12/15/20	157,000	157,433
HSBC U.S.A, Inc. 2.375% 11/13/19	500,000	503,333
Intesa Sanpaolo SpA 3.875% 1/16/18	315,000	322,908
JPMorgan Chase & Co.:
1.625% 5/15/18	305,000	304,847
2.20% 10/22/19	535,000	538,441
2.25% 1/23/20	324,000	325,155
2.55% 10/29/20	281,000	283,609
2.75% 6/23/20	1,258,000	1,281,365
KeyCorp 2.90% 9/15/20	312,000	317,782
Manufacturers & Traders Trust Co. 2.10% 2/6/20	350,000	350,076
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,510,000	1,542,788
Mizuho Corporate Bank Ltd. 2.40% 3/26/20 (a)	350,000	352,325
PNC Bank N.A. 2.15% 4/29/21	500,000	501,283
Regions Bank 2.25% 9/14/18	1,350,000	1,356,518
Regions Financial Corp.:
2.00% 5/15/18	187,000	186,946
3.20% 2/8/21	97,000	98,025
Royal Bank of Canada 2.35% 10/30/20	968,000	982,989
Sumitomo Mitsui Banking Corp. 2.45% 1/16/20	500,000	506,013
SunTrust Banks, Inc.:
2.50% 5/1/19	697,000	706,957
2.90% 3/3/21	382,000	388,178

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
The Bank of Nova Scotia:
2.35% 10/21/20	$253,000	$256,161
2.80% 7/21/21	464,000	478,135
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	449,000	451,276
The Toronto Dominion Bank:
1.40% 4/30/18	269,000	268,980
2.50% 12/14/20	191,000	194,634
Wells Fargo & Co.:
2.15% 1/15/19	996,000	1,009,301
2.60% 7/22/20	212,000	216,198
Westpac Banking Corp. 1.60% 1/12/18	250,000	250,732

		23,919,690

Capital Markets – 4.6%
Goldman Sachs Group, Inc. 2.625% 1/31/19 to 4/25/21	1,845,000	1,873,790
Morgan Stanley:
1.875% 1/5/18	279,000	279,959
2.375% 7/23/19	1,116,000	1,127,804
2.50% 4/21/21	292,000	291,196
2.65% 1/27/20	1,007,000	1,022,105
4.875% 11/1/22	72,000	78,112
The Bank of New York Mellon Corp. 2.60% 8/17/20	191,000	195,846
UBS AG:
1.80% 3/26/18	250,000	251,027
2.375% 8/14/19	400,000	405,670

		5,525,509

Consumer Finance – 6.9%
American Express Credit Corp.:
2.125% 3/18/19	1,155,000	1,170,620
2.25% 5/5/21	464,000	463,713
American Honda Finance Corp.:
1.70% 2/22/19	147,000	148,280
2.125% 10/10/18	106,000	107,823
2.15% 3/13/20	138,000	140,255
Capital One Financial Corp. 2.45% 4/24/19	387,000	390,445
Caterpillar Financial Services Corp.:
1.80% 11/13/18	151,000	152,992
2.25% 12/1/19	382,000	389,510
Discover Financial Services 6.45% 6/12/17	110,000	114,805
Ford Motor Credit Co. LLC:
2.875% 10/1/18	538,000	548,952
3.157% 8/4/20	2,545,000	2,608,750

	Principal Amount	Value
Hyundai Capital America:
2.00% 3/19/18 (a)	$161,000	$161,207
2.60% 3/19/20 (a)	142,000	142,751
John Deere Capital Corp.:
1.60% 7/13/18	151,000	152,179
1.95% 1/8/19	856,000	868,575
Moody’s Corp. 2.75% 7/15/19	385,000	394,135
Synchrony Financial:
2.60% 1/15/19	217,000	218,437
3.00% 8/15/19	126,000	127,391
Toyota Motor Credit Corp. 1.375% 1/10/18	107,000	107,254

		8,408,074

Diversified Financial Services – 3.6%
Aon PLC 2.80% 3/15/21	222,000	223,433
BP Capital Markets PLC:
1.375% 5/10/18	84,000	83,693
1.676% 5/3/19	73,000	72,965
2.237% 5/10/19	83,000	84,130
2.521% 1/15/20	637,000	648,585
Deutsche Bank AG:
1.35% 5/30/17	166,000	165,378
2.50% 2/13/19	464,000	462,644
2.85% 5/10/19	328,000	328,151
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	250,000	253,322
4.42% 6/15/21 (a)	250,000	255,248
General Motors Financial Co., Inc.:
2.40% 4/10/18	219,000	219,737
3.20% 7/13/20	839,000	846,772
4.20% 3/1/21	191,000	199,542
Intercontinental Exchange, Inc. 2.75% 12/1/20	418,000	429,783
Washington Prime Group LP 3.85% 4/1/20	117,000	119,363

		4,392,746

Insurance – 3.0%
Aflac, Inc. 2.40% 3/16/20	380,000	388,859
American International Group, Inc.:
2.30% 7/16/19	182,000	183,502
3.30% 3/1/21	931,000	954,885
4.875% 6/1/22	185,000	202,085
Aon Corp. 5.00% 9/30/20	97,000	107,344
Berkshire Hathaway Finance Corp. 1.30% 5/15/18	180,000	180,359
Marsh & McLennan Cos., Inc. 2.35% 3/6/20	32,000	32,238
MetLife, Inc. 1.756% 12/15/17	100,000	100,617
Metropolitan Life Global Funding I 2.00% 4/14/20 (a)	650,000	647,849

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
New York Life Global Funding 1.55% 11/2/18 (a)	$196,000	$196,708
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	76,087
Prudential Financial, Inc. 2.30% 8/15/18	186,000	188,992
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	196,000	199,110
Unum Group 5.625% 9/15/20	118,000	130,028

		3,588,663

Real Estate Investment Trusts (REITs) – 0.4%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,841
Boston Properties LP 3.70% 11/15/18	106,000	110,684
Federal Realty Investment Trust 2.55% 1/15/21	167,000	168,840
Simon Property Group LP 1.50% 2/1/18 (a)	104,000	104,079

		420,444

Real Estate Management & Development – 2.2%
ERP Operating LP 2.375% 7/1/19	413,000	419,693
Liberty Property LP 6.625% 10/1/17	557,000	591,107
Tanger Properties LP 6.125% 6/1/20	1,011,000	1,142,871
Ventas Realty LP 3.125% 6/15/23	34,000	33,921
Ventas Realty LP / Ventas Capital Corp.:
2.70% 4/1/20	382,000	384,043
4.00% 4/30/19	76,000	79,481

		2,651,116

TOTAL FINANCIALS		48,906,242

HEALTH CARE – 4.4%
Biotechnology – 1.3%
Amgen, Inc.:
2.125% 5/1/20	169,000	169,826
2.20% 5/22/19	903,000	915,808
Celgene Corp. 2.125% 8/15/18	438,000	442,417

		1,528,051

Health Care Equipment & Supplies – 0.2%
Becton Dickinson & Co. 2.675% 12/15/19	179,000	182,668

	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	$84,000	$84,339

		267,007

Health Care Providers & Services – 1.1%
Aetna, Inc. 1.50% 11/15/17	189,000	188,982
Cardinal Health, Inc. 1.95% 6/15/18	179,000	180,383
Express Scripts Holding Co. 1.25% 6/2/17	152,000	151,752
UnitedHealth Group, Inc.:
1.70% 2/15/19	152,000	152,943
1.90% 7/16/18	161,000	163,002
2.125% 3/15/21	211,000	211,619
2.70% 7/15/20	232,000	239,995

		1,288,676

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.:
1.85% 1/15/18	106,000	106,551
2.15% 12/14/18	203,000	204,499
2.40% 2/1/19	151,000	152,714

		463,764

Pharmaceuticals – 1.4%
AbbVie, Inc.:
1.80% 5/14/18	114,000	114,205
2.50% 5/14/20	559,000	564,053
Actavis Funding SCS:
1.30% 6/15/17	194,000	193,399
2.35% 3/12/18	344,000	346,765
Mylan N.V.:
2.50% 6/7/19	64,000	63,928
3.15% 6/15/21	131,000	130,848
Zoetis, Inc.:
1.875% 2/1/18	282,000	281,752
3.45% 11/13/20	29,000	29,772

		1,724,722

TOTAL HEALTH CARE		5,272,220

INDUSTRIALS – 4.1%
Aerospace & Defense – 2.0%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	840,000	851,079
Lockheed Martin Corp.:
1.85% 11/23/18	191,000	192,695
2.50% 11/23/20	666,000	677,977
The Boeing Co. 1.65% 10/30/20	763,000	761,041

		2,482,792

Industrial Conglomerates – 1.5%
Danaher Corp.:
1.65% 9/15/18	149,000	150,590
2.40% 9/15/20	104,000	107,192

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Industrial Conglomerates – continued
General Electric Co. 2.20% 1/9/20	$1,087,000	$1,110,635
Roper Technologies, Inc.:
2.05% 10/1/18	188,000	189,576
3.00% 12/15/20	283,000	289,751

		1,847,744

Trading Companies & Distributors – 0.6%
Air Lease Corp.:
2.625% 9/4/18	43,000	42,831
3.375% 6/1/21	459,000	463,122
4.75% 3/1/20	163,000	174,002

		679,955

TOTAL INDUSTRIALS		5,010,491

INFORMATION TECHNOLOGY – 1.4%
Communications Equipment – 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	197,000	199,030
2.45% 6/15/20	205,000	211,514

		410,544

Electronic Equipment, Instruments & Components – 0.3%
Tyco Electronics Group S.A. 2.35% 8/1/19	402,000	405,259

IT Services – 0.2%
The Western Union Co. 3.65% 8/22/18	152,000	156,883
Xerox Corp. 2.75% 3/15/19	63,000	62,191

		219,074

Software – 0.2%
Oracle Corp. 2.25% 10/8/19	196,000	200,900

Technology Hardware, Storage & Peripherals – 0.4%
Hewlett Packard Enterprise Co.:
2.369% 10/5/17 (a)(b)	191,000	192,199
2.85% 10/5/18 (a)	172,000	174,974
3.60% 10/15/20 (a)	148,000	152,052

		519,225

TOTAL INFORMATION TECHNOLOGY		1,755,002

MATERIALS – 0.4%
Chemicals – 0.2%
Ecolab, Inc. 1.55% 1/12/18	181,000	181,063

Metals & Mining – 0.2%
Freeport-McMoRan, Inc. 2.30% 11/14/17	103,000	100,425
Rio Tinto Finance (U.S.A.) PLC 6.50% 7/15/18	158,000	172,711

		273,136

TOTAL MATERIALS		454,199

	Principal Amount	Value
TELECOMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 3.3%
AT&T, Inc.:
1.75% 1/15/18	$165,000	$165,517
2.375% 11/27/18	309,000	313,841
2.45% 6/30/20	1,125,000	1,130,487
2.80% 2/17/21	232,000	235,131
British Telecommunications PLC 2.35% 2/14/19	500,000	508,740
CenturyLink, Inc. 5.15% 6/15/17	140,000	143,571
Verizon Communications, Inc.:
2.625% 2/21/20	1,001,000	1,025,442
3.65% 9/14/18	259,000	271,656
5.50% 2/15/18	146,000	155,899

		3,950,284

Wireless Telecommunication Services – 0.4%
Vodafone Group PLC 1.50% 2/19/18	493,000	491,796

TOTAL TELECOMMUNICATION SERVICES		4,442,080

UTILITIES – 3.2%
Electric Utilities – 2.2%
American Electric Power Co., Inc. 1.65% 12/15/17	205,000	204,941
Duke Energy Carolinas LLC 5.10% 4/15/18	108,000	115,715
Duke Energy Corp.:
1.009% 4/3/17 (b)	191,000	190,762
1.625% 8/15/17	143,000	143,632
Eversource Energy 4.50% 11/15/19	78,000	84,723
Exelon Corp.:
1.55% 6/9/17	200,000	200,008
2.85% 6/15/20	314,000	320,968
FirstEnergy Corp. 2.75% 3/15/18	139,000	140,003
TECO Finance, Inc. 1.229% 4/10/18 (b)	210,000	206,565
The Cleveland Electric Illuminating Co. 5.70% 4/1/17	62,000	64,060
The Southern Co.:
1.30% 8/15/17	129,000	128,902
1.85% 7/1/19	300,000	300,744
2.35% 7/1/21	500,000	500,926
Xcel Energy, Inc. 2.40% 3/15/21	69,000	70,009

		2,671,958

Independent Power and Renewable Electricity Producers – 0.0%
Southern Power Co. 2.375% 6/1/20	27,000	27,205

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – 1.0%
Dominion Resources, Inc.:
1.90% 6/15/18	$98,000	$98,052
2.50% 12/1/19	303,000	307,035
NiSource Finance Corp. 6.40% 3/15/18	104,000	112,199
PacifiCorp 5.50% 1/15/19	75,000	82,492
Sempra Energy:
2.40% 3/15/20	167,000	168,620
2.85% 11/15/20	122,000	124,748
WEC Energy Group, Inc. 2.45% 6/15/20	294,000	299,489

		1,192,635

TOTAL UTILITIES		3,891,798

TOTAL NONCONVERTIBLE BONDS (Cost $91,145,601)		91,321,813

U.S. Treasury Obligations – 12.6%
U.S. Treasury Notes:
0.75% 2/15/19	10,368,000	10,299,146
0.875% 11/30/17	3,209,500	3,211,756
1.625% 7/31/20	1,747,800	1,771,081

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,333,343)		15,281,983

Collateralized Mortgage Obligations – 5.8%
PRIVATE SPONSOR – 5.6%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
5.889% 7/10/44(b)	273,113	272,762
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4
5.625% 4/10/49(b)	735,617	741,302
CD Mortgage Trust Series 2006-CD3, Class A5
5.617% 10/15/48	113,247	113,564
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A
1.835% 12/15/27(a)(b)	283,647	283,829
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4
5.431% 10/15/49	42,994	43,139
COMM Mortgage Trust Series 2013-LC6, Class ASB
2.478% 1/10/46	375,000	379,078
COMM Mortgage Trust Series 2014-CR15, Class A2
2.928% 2/10/47	457,657	469,803

	Principal Amount	Value
COMM Mortgage Trust Series 2014-CR20, Class A2
2.801% 11/10/47	$41,000	$42,131
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16, Class A4
5.552% 5/12/45	34,925	34,927
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CIBC18, Class A4
5.44% 6/12/47	890,319	903,459
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDP10, Class A3
5.42% 1/15/49	1,026,882	1,043,813
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
5.424% 2/15/40	257,700	261,198
ML-CFC Commercial Mortgage Trust Series 2007-5, Class A4
5.378% 8/12/48	225,589	228,731
Morgan Stanley BAML Trust Series 2013-C12, Class ASB
3.824% 10/15/46	500,000	537,170
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A4
5.692% 4/15/49(b)	397,000	405,221
SCG Trust Series 2013-SRP1, Class A
1.835% 11/15/26(a)(b)	231,000	230,587
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB
2.687% 3/10/46	500,000	507,257
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A1A
5.749% 7/15/45(b)	84,209	84,297
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A1A
5.297% 11/15/48	184,223	186,231
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
5.509% 4/15/47	38,000	38,598

TOTAL PRIVATE SPONSOR		6,807,097

7	Quarterly Report

Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
U.S. GOVERNMENT AGENCY – 0.2%
Fannie Mae guaranteed REMIC Series 2015-28, Class P
2.50% 5/25/45	$168,706	$171,606

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,050,463)		6,978,703

Asset-Backed Securities – 4.4%
Ally Master Owner Trust Series 2014-4, Class A2
1.43% 6/17/19	312,000	312,155
Ally Master Owner Trust Series 2014-5, Class A2
1.60% 10/15/19	165,000	165,320
Ally Master Owner Trust Series 2015-3, Class A
1.63% 5/15/20	90,000	89,743
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3
0.90% 9/10/18	12,996	12,993
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3
1.27% 1/8/20	103,000	102,873
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3
1.81% 10/8/20	101,000	101,345
Capital Auto Receivables Asset Trust Series 2014-3, Class A2
1.18% 12/20/17	35,794	35,807
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3
1.22% 7/15/19(a)	53,000	52,963
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A2
1.46% 12/17/18(a)	118,818	118,974
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6
2.15% 7/15/21	530,000	540,984
Dell Equipment Finance Trust Series 2015-2, Class A2A
1.42% 12/22/17(a)	300,000	299,720
Discover Card Execution Note Trust Series 2015-A4, Class A4
2.19% 4/17/23	500,000	509,749
Enterprise Fleet Financing LLC Series 2015-1, Class A2
1.30% 9/20/20(a)	156,245	155,934
Ford Credit Auto Owner Trust Series 2016-REV1, Class A
2.31% 8/15/27(a)	1,000,000	1,009,231

	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A
1.49% 9/15/19	$1,000,000	$1,001,868
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class A1
1.20% 2/15/19	191,000	190,901
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1
1.77% 8/15/20	94,000	94,075
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1
1.76% 2/15/21	121,000	120,722
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/15/19(a)	250,000	249,950
Volvo Financial Equipment LLC Series 2015-1A, Class A3 1.51% 6/17/19(a)	194,000	193,889

TOTAL ASSET-BACKED SECURITIES (Cost $5,346,474)		5,359,196

Municipal Securities – 0.1%
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $181,071)	170,000	184,112

Money Market Funds – 2.2%
	Shares
Fidelity Cash Central Fund, 0.40% (c) (Cost $2,625,581)	2,625,581	2,625,581

TOTAL INVESTMENT PORTFOLIO – 100.5% (Cost $121,682,533)		121,751,388

NET OTHER ASSETS (LIABILITIES) – (0.5%)		(599,936)

NET ASSETS – 100%		$121,151,452

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,995,701 or 10.7% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Quarterly Report	8

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,901

Other Information

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$91,321,813	$—	$91,321,813	$—
U.S. Treasury Obligations	15,281,983	—	15,281,983	—
Collateralized Mortgage Obligations	6,978,703	—	6,978,703	—
Asset-Backed Securities	5,359,196	—	5,359,196	—
Municipal Securities	184,112	—	184,112	—
Money Market Funds	2,625,581	2,625,581	—	—

Total Investments in Securities:	$121,751,388	$2,625,581	$119,125,807	$—

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $121,683,407. Net unrealized appreciation aggregated $67,981, of which $436,109 related to appreciated investment securities and $368,128 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

9	Quarterly Report

Investments (Unaudited) – continued

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

11	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

May 31, 2016

1.9862235.101

T14-QTLY-0716

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 45.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 4.6%
Automobiles – 0.2%
General Motors Co.:
3.50% 10/2/18	$10,000	$10,255
5.20% 4/1/45	55,000	53,424
6.60% 4/1/36	67,000	76,415
6.75% 4/1/46	113,000	132,197

		272,291

Diversified Consumer Services – 0.1%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,052
Laureate Education, Inc. (Reg. S) 9.25% 9/1/19	200,000	184,000

		198,052

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp.:
2.75% 12/9/20	24,000	24,640
3.70% 1/30/26	62,000	65,897
4.70% 12/9/35	32,000	34,396
4.875% 12/9/45	51,000	56,497
Scientific Games International, Inc. 6.625% 5/15/21	100,000	60,500

		241,930

Household Durables – 0.1%
William Lyon Homes, Inc. 8.50% 11/15/20	100,000	104,000
Media – 3.8%
Altice Finco S.A. 9.875% 12/15/20 (a)	250,000	270,625
Altice Luxembourg S.A. 7.75% 5/15/22 (a)	750,000	768,281
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22 (a)	352,000	370,778
Clear Channel Worldwide Holdings, Inc. Series B 6.50% 11/15/22	250,000	250,937
Columbus International, Inc. (Reg. S) 7.375% 3/30/21	230,000	241,098
Comcast Corp. 3.60% 3/1/24	500,000	536,553
iHeartCommunications, Inc. 5.50% 12/15/16	100,000	95,000
Time Warner Cable, Inc.:
4.00% 9/1/21	1,500,000	1,561,305
5.50% 9/1/41	16,000	16,114
6.55% 5/1/37	26,000	29,274
6.75% 6/15/39	250,000	283,558
7.30% 7/1/38	241,000	289,802
Time Warner, Inc. 3.60% 7/15/25	500,000	518,581

		5,231,906

	Principal Amount	Value
Multiline Retail – 0.2%
JC Penney Corp., Inc.:
7.40% 4/1/37	$230,000	$177,100
8.125% 10/1/19	150,000	153,375

		330,475

TOTAL CONSUMER DISCRETIONARY		6,378,654

CONSUMER STAPLES – 2.0%
Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	276,000	280,868
3.30% 2/1/23	298,000	306,293
4.90% 2/1/46	322,000	358,847
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,475

		956,483

Food & Staples Retailing – 0.2%
ESAL GmbH (Reg. S) 6.25% 2/5/23	270,000	261,900
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	35,134

		297,034

Food Products – 0.5%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	500,000	477,500
Post Holding, Inc. (Reg. S) 6.75% 12/1/21	200,000	211,000

		688,500

Tobacco – 0.6%
Altria Group, Inc. 2.625% 1/14/20	100,000	102,839
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,703
3.25% 6/12/20	21,000	21,882
4.00% 6/12/22	73,000	78,446
4.45% 6/12/25	53,000	58,151
4.85% 9/15/23	250,000	280,663
5.70% 8/15/35	28,000	32,899
5.85% 8/15/45	200,000	244,124

		867,707

TOTAL CONSUMER STAPLES		2,809,724

ENERGY – 7.7%
Energy Equipment & Services – 0.4%
DCP Midstream LLC (Reg. S) 5.35% 3/15/20	250,000	240,657
Halliburton Co.:
3.80% 11/15/25	63,000	63,715
4.85% 11/15/35	55,000	56,460
5.00% 11/15/45	76,000	77,728

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
Noble Holding International Ltd.:
5.00% 3/16/18	$5,000	$4,846
6.95% 4/1/25	32,000	23,440
7.95% 4/1/45	31,000	20,460

		487,306

Oil, Gas & Consumable Fuels – 7.3%
Anadarko Finance Co. 7.50% 5/1/31	76,000	85,981
Anadarko Petroleum Corp.:
4.85% 3/15/21	38,000	39,378
5.55% 3/15/26	98,000	104,458
6.375% 9/15/17	4,000	4,209
6.60% 3/15/46	130,000	144,509
Canadian Natural Resources Ltd. 1.75% 1/15/18	21,000	20,629
Cenovus Energy, Inc. 5.70% 10/15/19	68,000	69,594
Chesapeake Energy Corp.:
5.75% 3/15/23	200,000	122,000
6.125% 2/15/21	1,000,000	630,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	19,965
3.30% 6/1/20	99,000	99,306
4.50% 6/1/25	30,000	31,003
DCP Midstream Operating LP:
2.70% 4/1/19	41,000	38,399
3.875% 3/15/23	500,000	443,750
5.60% 4/1/44	21,000	17,273
DCP Midstream Operating LP (Reg. S) 4.75% 9/30/21	400,000	369,000
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	205,427
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	69,613
Enterprise Products Operating LLC 3.70% 2/15/26	100,000	101,226
EP Energy LLC / Everest Acquisition Finance, Inc.:
6.375% 6/15/23	500,000	255,000
7.75% 9/1/22	230,000	120,750
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	12,000	11,886
3.50% 3/1/21	60,000	58,796
3.95% 9/1/22	97,000	95,022
4.25% 9/1/24	23,000	22,378
5.00% 10/1/21	69,000	71,286
5.50% 3/1/44	302,000	272,847
6.55% 9/15/40	13,000	12,650

	Principal Amount	Value
Kinder Morgan, Inc.:
2.00% 12/1/17	$18,000	$17,794
3.05% 12/1/19	35,000	34,878
5.00% 2/15/21 (a)	74,000	76,458
5.05% 2/15/46	34,000	29,850
MPLX LP 4.00% 2/15/25	8,000	7,179
Petrobras Global Finance BV:
4.875% 3/17/20	1,350,000	1,219,320
5.625% 5/20/43	102,000	67,830
6.25% 3/17/24	250,000	210,175
6.75% 1/27/41	50,000	35,985
7.25% 3/17/44	204,000	155,234
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	1,350,000	1,194,750
5.875% 3/1/18	22,000	22,220
Petroleos Mexicanos:
3.50% 7/23/20	55,000	53,831
4.50% 1/23/26	200,000	187,680
5.50% 1/21/21	460,000	477,825
5.625% 1/23/46	373,000	316,584
6.375% 1/23/45	750,000	702,225
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,933
Southwestern Energy Co.:
3.30% 1/23/18	20,000	19,300
4.05% 1/23/20	1,036,000	927,220
The Williams Companies., Inc.:
4.55% 6/24/24	580,000	506,050
5.75% 6/24/44	31,000	25,265
Williams Partners LP:
3.60% 3/15/22	75,000	66,002
4.00% 11/15/21 to 9/15/25	246,000	215,153
4.50% 11/15/23	51,000	46,322

		10,156,398

TOTAL ENERGY		10,643,704

FINANCIALS – 20.2%
Banks – 7.6%
Bank of America Corp.:
2.25% 4/21/20	243,000	242,061
2.60% 1/15/19	100,000	101,564
2.65% 4/1/19	22,000	22,396
3.875% 8/1/25	82,000	85,568
3.95% 4/21/25	419,000	418,375
4.00% 1/22/25	41,000	41,079
4.20% 8/26/24	180,000	183,806
4.25% 10/22/26	300,000	304,450
4.45% 3/3/26	147,000	151,724
Bank of America N.A. 1.65% 3/26/18	250,000	250,117

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Barclays PLC:
2.00% 3/16/18	$200,000	$199,675
2.75% 11/8/19	200,000	199,728
4.375% 1/12/26	200,000	203,774
Capital One N.A. 1.65% 2/5/18	1,000,000	997,725
Citigroup, Inc.:
1.80% 2/5/18	750,000	750,810
1.85% 11/24/17	250,000	250,659
2.40% 2/18/20	1,000,000	1,005,846
3.875% 3/26/25	300,000	299,733
4.00% 8/5/24	125,000	127,485
Citizens Bank N.A. 2.50% 3/14/19	250,000	251,809
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	247,170
3.75% 3/26/25	250,000	244,659
First Tennessee Bank N.A. 2.95% 12/1/19	250,000	249,236
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	196,620
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	76,393
3.875% 9/10/24	233,000	237,794
4.125% 12/15/26	703,000	727,825
Regions Financial Corp. 3.20% 2/8/21	81,000	81,856
Royal Bank of Canada 4.65% 1/27/26	148,000	154,565
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	976,994
6.125% 12/15/22	1,000,000	1,061,325
The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.70% 3/5/18 (a)	200,000	199,882

		10,542,703

Capital Markets – 1.8%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	63,000	61,328
4.25% 2/15/24	138,000	142,608
Goldman Sachs Group, Inc.:
2.55% 10/23/19	100,000	101,371
2.60% 4/23/20	1,000,000	1,009,762
Lazard Group LLC 4.25% 11/14/20	265,000	278,301
Morgan Stanley:
1.875% 1/5/18	124,000	124,426
4.875% 11/1/22	500,000	542,445
UBS AG 1.80% 3/26/18	250,000	251,027

		2,511,268

	Principal Amount	Value
Consumer Finance – 2.3%
Ally Financial, Inc.:
3.25% 2/13/18	$400,000	$399,000
3.60% 5/21/18	500,000	503,500
3.75% 11/18/19	250,000	250,000
4.125% 2/13/22	150,000	149,437
Discover Financial Services 3.75% 3/4/25	612,000	610,930
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	852,852
Hyundai Capital America:
2.00% 3/19/18 (a)	96,000	96,124
2.125% 10/2/17 (a)	132,000	132,659
Synchrony Financial 3.00% 8/15/19	250,000	252,759

		3,247,261

Diversified Financial Services – 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	267,475
4.625% 7/1/22	150,000	153,750
Aon PLC 4.75% 5/15/45	500,000	518,193
BP Capital Markets PLC 3.535% 11/4/24	584,000	596,860
Deutsche Bank AG 2.85% 5/10/19	270,000	270,124
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
6.02% 6/15/26 (a)	50,000	50,452
8.35% 7/15/46 (a)	55,000	55,922
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,764
3.25% 5/15/18	15,000	15,283
3.50% 7/10/19	744,000	763,653
4.00% 1/15/25	50,000	49,733
4.20% 3/1/21	158,000	165,066
4.25% 5/15/23	5,000	5,107
4.75% 8/15/17	20,000	20,655
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22	260,000	239,200
Intercontinental Exchange, Inc.:
2.75% 12/1/20	43,000	44,212
3.75% 12/1/25	76,000	78,751
Navient Corp. 5.50% 1/15/19	125,000	125,000
UBS Group Funding Jersey Ltd. 4.125% 9/24/25 (a)	200,000	205,100

		3,700,300

Insurance – 0.7%
American International Group, Inc. 3.30% 3/1/21	69,000	70,770
Chubb INA Holdings, Inc. 2.875% 11/3/22	75,000	77,049

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	$150,000	$163,784
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,222
4.125% 11/1/24 (a)	21,000	21,615
Unum Group:
3.875% 11/5/25	127,000	126,026
4.00% 3/15/24	500,000	510,645

		984,111

Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp. 2.80% 6/1/20	100,000	100,975
Brixmor Operating Partnership LP:
3.85% 2/1/25	100,000	97,048
3.875% 8/15/22	71,000	71,113
DDR Corp.:
3.625% 2/1/25	24,000	23,512
4.25% 2/1/26	41,000	41,947
Digital Realty Trust LP:
3.40% 10/1/20	109,000	111,768
3.95% 7/1/22	72,000	74,058
4.75% 10/1/25	78,000	81,547
Duke Realty LP 3.75% 12/1/24	18,000	18,330
Equity One, Inc. 3.75% 11/15/22	220,000	219,593
Government Properties Income Trust 3.75% 8/15/19	200,000	203,434
HCP, Inc.:
3.875% 8/15/24	225,000	222,684
4.00% 6/1/25	1,000,000	993,000
Lexington Realty Trust 4.40% 6/15/24	245,000	246,435
Omega Healthcare Investors, Inc. 4.50% 1/15/25 to 4/1/27	1,556,000	1,495,301
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,468
Welltower, Inc. 4.00% 6/1/25	73,000	74,683

		4,085,896

Real Estate Management & Development – 2.1%
Brandywine Operating Partnership LP 4.10% 10/1/24	1,225,000	1,228,866
CBRE Services, Inc. 5.00% 3/15/23	125,000	128,243
Corporate Office Properties LP 5.00% 7/1/25	51,000	52,416
Liberty Property LP:
3.75% 4/1/25	50,000	50,542
4.125% 6/15/22	500,000	522,308

	Principal Amount	Value
Mack-Cali Realty LP 3.15% 5/15/23	$495,000	$442,795
Mid-America Apartments LP 4.00% 11/15/25	30,000	31,091
Tanger Properties LP 3.75% 12/1/24	35,000	35,339
Ventas Realty LP:
3.125% 6/15/23	38,000	37,912
3.50% 2/1/25	23,000	23,010
3.75% 5/1/24	220,000	224,666
4.125% 1/15/26	34,000	35,575
WP Carey, Inc. 4.00% 2/1/25	65,000	62,276

		2,875,039

TOTAL FINANCIALS		27,946,578

HEALTH CARE – 3.3%
Health Care Providers & Services – 1.6%
CHS/Community Health Systems, Inc. 8.00% 11/15/19	240,000	237,000
HCA Holdings, Inc.:
3.75% 3/15/19	80,000	82,400
4.25% 10/15/19	35,000	36,313
4.75% 5/1/23	5,000	5,100
5.375% 2/1/25	300,000	304,500
5.875% 3/15/22	5,000	5,400
6.50% 2/15/20	600,000	660,000
Sabra Health Care LP/Sabra Capital Corp. 5.50% 2/1/21	600,000	622,500
Tenet Healthcare Corp.:
6.75% 6/15/23	5,000	4,700
8.125% 4/1/22	230,000	231,437

		2,189,350

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,000,000	1,071,863

Pharmaceuticals – 0.9%
AbbVie, Inc. 3.60% 5/14/25	828,000	848,430
Mylan N.V.:
2.50% 6/7/19 (a)	73,000	72,918
3.15% 6/15/21 (a)	149,000	148,827
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	305,000	255,057

		1,325,232

TOTAL HEALTH CARE		4,586,445

INDUSTRIALS – 1.2%
Airlines – 0.4%
Air Canada:
6.75% 10/1/19 (a)	125,000	130,312
7.75% 4/15/21 (a)	250,000	259,375
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	100,813

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Airlines – continued
Southwest Airlines Co. 2.75% 11/6/19	$100,000	$102,403

		592,903

Commercial Services & Supplies – 0.3%
APX Group, Inc. 6.375% 12/1/19	260,000	257,400
Garda World Security Corp. 7.25% 11/15/21 (a)	150,000	121,875

		379,275

Road & Rail – 0.1%
Hertz Corp. 5.875% 10/15/20	200,000	202,750

Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.625% 9/4/18	99,000	98,611
3.375% 6/1/21	72,000	72,647
3.75% 2/1/22	51,000	51,743
4.25% 9/15/24	125,000	125,868
4.75% 3/1/20	125,000	133,437

		482,306

TOTAL INDUSTRIALS		1,657,234

INFORMATION TECHNOLOGY – 0.4%
Communications Equipment – 0.2%
Alcatel-Lucent USA, Inc. 6.45% 3/15/29	270,000	286,200

Technology Hardware, Storage & Peripherals – 0.2%
Hewlett Packard Enterprise Co.:
3.60% 10/15/20 (a)	104,000	106,847
4.90% 10/15/25 (a)	104,000	106,371
6.35% 10/15/45 (a)	104,000	99,356

		312,574

TOTAL INFORMATION TECHNOLOGY		598,774

MATERIALS – 0.8%
Containers & Packaging – 0.1%
Ardagh Finance Holdings S.A. (Reg. S) pay-in-kind 8.625% 6/15/19	217,622	215,496

Metals & Mining – 0.7%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	250,000	236,875
4.875% 5/14/25 (a)	136,000	123,760
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	208,000
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	206,110
Freeport-McMoRan, Inc. 2.30% 11/14/17	68,000	66,300

	Principal Amount	Value
JMC Steel Group, Inc. (Reg. S) 8.25% 3/15/18	$100,000	$102,000

		943,045

TOTAL MATERIALS		1,158,541

TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.:
2.45% 6/30/20	554,000	556,702
3.60% 2/17/23	191,000	195,944
6.30% 1/15/38	316,000	372,373
Embarq Corp. 7.995% 6/1/36	1,000,000	999,000
Verizon Communications, Inc.:
2.625% 2/21/20	74,000	75,807
3.45% 3/15/21	450,000	475,989
3.65% 9/14/18	1,100,000	1,153,750
5.012% 8/21/54	250,000	258,387

		4,087,952

Media – 0.1%
21st Century Fox America, Inc. 6.15% 2/15/41	75,000	91,364

Wireless Telecommunication Services – 0.3%
Digicel Group Ltd. (Reg. S) 7.125% 4/1/22	260,000	200,538
Digicel Ltd. 6.75% 3/1/23 (a)	200,000	176,000

		376,538

TOTAL TELECOMMUNICATION SERVICES		4,555,854

UTILITIES – 2.4%
Electric Utilities – 1.6%
Dynegy, Inc. 7.375% 11/1/22	100,000	96,500
Exelon Corp.:
1.55% 6/9/17	21,000	21,001
3.95% 6/15/25	100,000	104,897
FirstEnergy Corp.:
2.75% 3/15/18	36,000	36,260
4.25% 3/15/23	750,000	774,141
7.375% 11/15/31	500,000	609,228
IPALCO Enterprises, Inc. 3.45% 7/15/20	174,000	175,740
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	215,100	230,694
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	159,000	170,249

		2,218,710

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.2%
NRG Energy, Inc. 6.25% 5/1/24	$125,000	$121,524
The AES Corp. 4.875% 5/15/23	125,000	123,437

		244,961

Multi-Utilities – 0.6%
Dominion Resources, Inc. 2.929% 9/30/66 (b)	22,000	16,283
DPL, Inc. 7.25% 10/15/21	400,000	417,040
NiSource Finance Corp. 5.45% 9/15/20	250,000	280,792
Sempra Energy 6.00% 10/15/39	106,000	127,224

		841,339

TOTAL UTILITIES		3,305,010

TOTAL NONCONVERTIBLE BONDS (Cost $64,962,280)		63,640,518

U.S. Treasury Obligations – 22.5%

U.S. Treasury Bonds:
2.50% 2/15/46	197,000	191,082
3.00% 11/15/45	3,851,000	4,136,517
U.S. Treasury Inflation Indexed Bonds 1.375% 2/15/44	2,758,401	3,039,449
U.S. Treasury Inflation Indexed Notes:
0.375% 7/15/25	2,098,423	2,122,154
0.625% 1/15/26	1,503,075	1,553,109
U.S. Treasury Notes:
1.00% 12/31/17	5,000,000	5,012,305
1.125% 1/15/19	2,926,000	2,936,060
1.25% 3/31/21	5,230,000	5,198,536
1.375% 4/30/21	4,380,000	4,378,804
1.75% 12/31/20	2,495,000	2,538,468

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,651,788)		31,106,484

U.S Government Agency – Mortgage Securities – 14.0%

Fannie Mae – 8.1%
Fannie Mae:
2.50% 1/1/28	81,417	83,858
2.50% 6/1/31 (c)	100,000	102,518
3.00% 1/1/43 to 9/1/45	1,579,287	1,623,234
3.50% 9/1/29 to 5/1/46	3,094,367	3,258,135
4.00% 9/1/41 to 2/1/46	2,931,445	3,145,554
4.50% 6/1/41 to 2/1/45	1,069,437	1,174,458

	Principal Amount	Value
5.00% 2/1/38 to 1/1/44	$1,308,623	$1,459,263
5.50% 6/1/38	321,879	360,567

Total Fannie Mae		11,207,587

Freddie Mac – 3.8%
Freddie Mac:
3.00% 11/1/42 to 6/1/45	861,623	883,656
3.00% 6/1/46 (c)	900,000	920,973
3.50% 4/1/43 to 5/1/46	1,566,853	1,645,072
4.00% 1/1/41 to 1/1/45	863,201	929,454
4.50% 1/1/42	792,409	865,659
5.50% 6/1/41	71,769	81,082

Total Freddie Mac		5,325,896

Ginnie Mae – 2.1%
Ginnie Mae:
3.00% 12/20/42 to 1/20/43	365,860	379,292
3.00% 6/1/40 (c)	280,000	289,668
3.50% 11/20/41 to 9/20/43	1,330,921	1,409,541
3.50% 6/1/46 (c)	270,000	284,969
4.00% 12/15/40 to 6/20/45	244,463	263,262
4.50% 5/20/41 to 2/20/44	214,788	233,328

Total Ginnie Mae		2,860,060

TOTAL U.S GOVERNMENT AGENCY—MORTGAGE SECURITIES (Cost $19,217,704)		19,393,543

Collateralized Mortgage Obligations – 3.1%
PRIVATE SPONSOR – 3.0%
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.625% 4/10/49 (b)	1,022,110	1,030,009
BBCMS Trust Series 2015-RRI, Class C 2.485% 5/15/32 (a)(b)	500,000	491,788
BBCMS Trust Series 2015-RRI, Class D 3.335% 5/15/32 (a)(b)	500,000	479,078
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	6,874	6,894
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.435% 12/15/27 (a)(b)	1,000,000	971,882
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	40,485	40,957

7	Quarterly Report

Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
CSMC Series 2015-TOWN, Class B 2.335% 3/15/17 (a)(b)	$14,000	$13,690
CSMC Series 2015-TOWN, Class C 2.685% 3/15/17 (a)(b)	13,000	12,646
CSMC Series 2015-TOWN, Class D 3.635% 3/15/17 (a)(b)	20,000	19,550
CSMC Series 2015-TOWN, Class E 4.585% 3/15/17 (a)(b)	101,000	98,729
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/19 (a)(b)	50,000	50,945
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/19 (a)(b)	38,000	37,160
GCCFC Commercial Mortgage Trust Series 2006-GG7, Class A4 5.921% 7/10/38 (b)	5,086	5,083
GE Commercial Mortgage Corp. Series Trust Series 2007-C1, Class A4 5.543% 12/10/49	40,000	40,820
GS Mortgage Securities Trust Series 2006-GG8, Class A4 5.56% 11/10/39	55,161	55,294
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16, Class A4 5.552% 5/12/45	10,683	10,684
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A5 5.342% 12/15/43	82,000	83,284
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	23,000	23,362
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.948% 2/15/51 (b)	701,358	715,564

TOTAL PRIVATE SPONSOR		4,187,419

U.S. Government Agency – 0.1%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (d)	151,590	153,741

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,499,486)		4,341,160

Municipal Securities – 2.9%
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	96,861
Chicago Gen. Oblig. (Taxable Proj.) Series 2014-B, 6.314% 1/1/44	195,000	177,284

	Principal Amount	Value
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	$35,000	$35,728
4.95% 6/1/23	1,005,000	1,061,049
5.10% 6/1/33	1,760,000	1,684,461
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,550
5.877% 3/1/19	30,000	32,490
State of California:
7.30% 10/1/39	500,000	738,495
7.50% 4/1/34	100,000	149,869

TOTAL MUNICIPAL SECURITIES (Cost $4,004,362)		3,986,787

Foreign Government and Government Agency Obligations – 2.5%
Argentina Bonar Bonds 7.00% 4/17/17	1,000,000	1,026,944
Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	587,250
5.50% 7/12/20	200,000	200,250
Belarus Republic (Reg. S) 8.95% 1/26/18	250,000	260,938
Brazilian Government International Bond 4.875% 1/22/21	1,000,000	1,010,000
Dominican Republic International Bond (Reg. S) 5.50% 1/27/25	400,000	398,000

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,497,271)		3,483,382

Asset-Backed Securities – 1.9%
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D, 3.00% 7/8/19	485,000	489,734
AmeriCredit Automobile Receivables Trust Series 2013-5, Class D, 2.86% 12/9/19	750,000	760,143
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C, 2.18% 6/8/20	324,000	324,878
Invitation Homes Trust Series 2015-SFR3, Class E, 4.184% 8/17/32 (a)(b)	100,000	98,471
Santander Drive Auto Receivables Trust Series 2014-4, Class C, 2.60% 11/16/20	1,000,000	1,010,679

TOTAL ASSET-BACKED SECURITIES (Cost $2,675,087)		2,683,905

Quarterly Report	8

Money Market Funds – 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (e) (Cost $11,175,144)	11,175,144	$11,175,144

TOTAL INVESTMENT PORTFOLIO – 100.9% (Cost $140,683,122)		139,810,923

NET OTHER ASSETS (LIABILITIES) – (0.9%)		(1,250,231)

NET ASSETS – 100%		$138,560,692

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,101,084 or 5.1% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,318

Other Information

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$63,640,518	$—	$63,640,518	$—
U.S. Treasury Obligations	31,106,484	—	31,106,484	—
U.S Government Agency – Mortgage Securities	19,393,543	—	19,393,543	—
Collateralized Mortgage Obligations	4,341,160	—	4,341,160	—
Municipal Securities	3,986,787	—	3,986,787	—
Foreign Government and Government Agency Obligations	3,483,382	—	3,483,382	—
Asset-Backed Securities	2,683,905	—	2,683,905	—
Money Market Funds	11,175,144	11,175,144	—	—

Total Investments in Securities:	$139,810,923	$11,175,144	$128,635,779	$—

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $140,683,122. Net unrealized depreciation aggregated $872,199, of which $1,786,846 related to appreciated investment securities and $2,659,045 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based

9	Quarterly Report

Investments (Unaudited) – continued

on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

11	Quarterly Report

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016